INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ADVERTISING & MARKETING - 0.6%
13,553	AppLovin Corporation, Class A(a)	$ 4,229,349
51,965	Trade Desk, Inc. (The), Class A(a)	712,960
		4,942,309
	AEROSPACE & DEFENSE - 0.5%
6,938	ATI, Inc.(a)	1,416,741
1,774	Curtiss-Wright Corporation	1,033,408
5,383	FTAI Aviation Ltd.	1,023,308
37,440	Joby Aviation, Inc.(a)	256,090
6,012	Karman Holdings, Inc.(a)	249,197
4,813	Loar Holdings, Inc.(a)	337,824
17,266	StandardAero, Inc.(a)	422,844
		4,739,412
	APPAREL & TEXTILE PRODUCTS - 0.1%
9,011	Deckers Outdoor Corporation(a)	784,678

	ASSET MANAGEMENT - 0.3%
1,436	Affiliated Managers Group, Inc.	528,721
88,834	Blue Owl Capital, Inc.	1,087,327
3,269	Hamilton Lane, Inc., Class A	355,733
5,868	StepStone Group, Inc., Class A	306,662
8,065	Stifel Financial Corporation	651,491
		2,929,934
	AUTOMOTIVE - 0.1%
103,581	Aurora Innovation, Inc.(a)	583,161
11,523	BorgWarner, Inc.	739,316
		1,322,477
	BANKING - 1.3%
18,900	Banco Santander S.A. - ADR	275,184
3,410	BOK Financial Corporation	464,033
16,336	Columbia Banking System, Inc.	484,199
3,490	Cullen/Frost Bankers, Inc.	561,436
7,491	East West Bancorp, Inc.	950,308
740	First Citizens BancShares, Inc., Class A	1,601,656
26,552	First Horizon Corporation	645,745

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 1.3% (Continued)
21,294	Old National Bancorp	$ 544,701
8,124	Pinnacle Financial Partners, Inc.	812,156
48,459	Regions Financial Corporation	1,447,955
11,411	SouthState Bank Corporation	1,196,900
4,182	UMB Financial Corporation	592,297
6,060	Western Alliance Bancorp	473,468
3,693	Wintrust Financial Corporation	555,279
7,873	Zions Bancorp NA	525,050
		11,130,367
	BEVERAGES - 0.2%
13,161	Celsius Holdings, Inc.(a)	413,913
4,776	Coca-Cola Consolidated, Inc.	934,042
21,819	Primo Brands Corporation	497,910
		1,845,865
	BIOTECH & PHARMA - 1.8%
10,355	Bridgebio Pharma, Inc.(a)	793,089
12,905	Exelixis, Inc.(a)	705,129
10,462	Incyte Corporation(a)	1,289,128
11,376	Insmed, Inc.(a)	1,385,824
8,192	Ionis Pharmaceuticals, Inc.(a)	494,469
6,287	Jazz Pharmaceuticals PLC(a)	1,576,025
1,149	Madrigal Pharmaceuticals, Inc.(a)	620,494
5,327	Neurocrine Biosciences, Inc.(a)	820,518
8,684	Revolution Medicines, Inc.(a)	1,785,170
3,444	Rhythm Pharmaceuticals, Inc.(a)	365,512
69,326	Roivant Sciences Ltd.(a)	2,401,454
31,102	Royalty Pharma PLC, Class A	1,909,974
36,899	Summit Therapeutics, Inc.(a)	502,564
2,258	United Therapeutics Corporation(a)	1,152,438
		15,801,788
	CHEMICALS - 2.1%
6,346	Albemarle Corporation	856,520
12,969	Axalta Coating Systems Ltd.(a)	472,331
8,043	CF Industries Holdings, Inc.	1,045,831

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CHEMICALS - 2.1% (Continued)
14,503	International Flavors & Fragrances, Inc.	$ 1,252,044
24,768	Linde PLC	12,125,917
19,110	LyondellBasell Industries N.V., Class A	1,243,679
498	NewMarket Corporation	447,055
7,322	RPM International, Inc.	762,220
7,856	Westlake Corporation	589,750
		18,795,347
	COMMERCIAL SUPPORT SERVICES - 1.6%
43,335	ADT, Inc.	320,246
21,034	Cintas Corporation	4,244,451
2,897	Clean Harbors, Inc.(a)	913,279
16,436	Republic Services, Inc.	3,631,041
24,909	Rollins, Inc.	898,468
21,112	Waste Management, Inc.	4,621,839
		14,629,324
	CONSTRUCTION MATERIALS - 1.0%
4,415	Advanced Drainage Systems, Inc.	599,248
2,686	Carlisle Companies, Inc.	930,914
33,224	CRH PLC	3,132,691
1,751	Eagle Materials, Inc.	340,149
3,163	Martin Marietta Materials, Inc.	1,640,648
2,557	Simpson Manufacturing Company, Inc.	466,934
6,958	Trex Company, Inc.(a)	317,146
6,788	Vulcan Materials Company	1,829,909
		9,257,639
	CONSUMER SERVICES - 0.1%
3,211	Bright Horizons Family Solutions, Inc.(a)	238,192
7,031	Service Corporation International	574,011
2,546	Stride, Inc.(a)	220,713
		1,032,916
	CONTAINERS & PACKAGING - 0.4%
3,616	AptarGroup, Inc.	475,938
5,945	Crown Holdings, Inc.	691,939
28,609	International Paper Company	1,085,139

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CONTAINERS & PACKAGING - 0.4% (Continued)
4,689	Packaging Corporation of America	$ 1,096,945
		3,349,961
	DATA CENTER REIT - 0.4%
17,170	Digital Realty Trust, Inc.	3,186,580

	DIVERSIFIED INDUSTRIALS - 2.0%
27,707	3M Company	4,760,894
7,710	Dover Corporation	1,497,513
11,611	Parker-Hannifin Corporation	11,372,278
		17,630,685
	E-COMMERCE DISCRETIONARY - 0.3%
22,411	Chewy, Inc., Class A(a)	533,382
94,196	Coupang, Inc.(a)	1,512,787
6,681	Wayfair, Inc., Class A(a)	663,223
		2,709,392
	ELECTRIC UTILITIES - 3.4%
13,645	Ameren Corporation	1,446,506
33,102	CenterPoint Energy, Inc.	1,310,839
18,274	Consolidated Edison, Inc.	1,955,683
10,419	DTE Energy Company	1,413,129
20,141	Edison International	1,087,211
21,963	Entergy Corporation	2,334,887
11,295	Evergy, Inc.	915,121
17,338	Eversource Energy	1,216,087
28,861	FirstEnergy Corporation	1,323,565
2,673	IDACORP, Inc.	363,956
101,561	NextEra Energy, Inc.	8,362,534
9,298	NRG Energy, Inc.	1,023,896
10,005	OGE Energy Corporation	456,528
5,059	Oklo, Inc.(a)	205,244
6,173	Pinnacle West Capital Corporation	602,732
25,304	Public Service Enterprise Group, Inc.	1,855,542
2,149	Talen Energy Corporation(a)	635,588
17,112	Vistra Corporation	2,350,675

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 3.4% (Continued)
15,875	WEC Energy Group, Inc.	$ 1,685,449
		30,545,172
	ELECTRICAL EQUIPMENT - 4.3%
7,436	A O Smith Corporation	439,691
3,724	AAON, Inc.	282,912
1,595	Acuity, Inc.	529,205
12,250	AMETEK, Inc.	2,880,833
57,628	Amphenol Corporation, A	9,136,919
7,943	Bloom Energy Corporation, Class A(a)	1,638,641
4,274	BWX Technologies, Inc.	650,887
8,738	Cognex Corporation	532,668
13,919	GE Vernova, Inc.	12,506,640
3,390	Generac Holdings, Inc.(a)	628,438
2,837	Hubbell, Inc.	1,285,161
2,021	Lennox International, Inc.	773,315
2,675	Modine Manufacturing Company(a)	477,300
17,263	Nextpower, Inc., Class A(a)	1,416,084
14,589	NuScale Power Corporation(a)	135,240
2,661	SPX Technologies, Inc.(a)	523,552
16,315	Vertiv Holdings Company, Class A	4,221,017
		38,058,503
	ENGINEERING & CONSTRUCTION - 1.4%
1,623	Comfort Systems USA, Inc.	2,508,541
2,814	Construction Partners, Inc., Class A(a)	298,847
1,309	Dycom Industries, Inc.(a)	381,194
2,255	EMCOR Group, Inc.	1,656,388
8,255	Fluor Corporation(a)	449,980
1,894	IES Holdings, Inc.(a)	573,882
1,636	Installed Building Products, Inc.	397,270
3,441	MasTec, Inc.(a)	825,083
7,117	Quanta Services, Inc.	4,320,659
1,367	Sterling Infrastructure, Inc.(a)	642,586
14,803	Tetra Tech, Inc.	534,980
		12,589,410

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	FOOD - 1.0%
52,391	Conagra Brands, Inc.	$ 839,304
7,286	Lamb Weston Holdings, Inc.	397,306
14,855	McCormick & Company, Inc.	805,438
68,604	Mondelez International, Inc., Class A	4,258,249
13,624	Pilgrim's Pride Corporation(a)	427,521
20,614	Smithfield Foods, Inc.	451,653
17,170	The Campbell's Company	406,586
19,278	Tyson Foods, Inc., Class A	1,062,989
		8,649,046
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
4,124	Louisiana-Pacific Corporation	290,783

	GAS & WATER UTILITIES - 0.7%
10,781	American Water Works Company, Inc.	1,490,258
8,137	Atmos Energy Corporation	1,351,800
14,220	Essential Utilities, Inc.	585,437
4,421	National Fuel Gas Company	367,208
47,120	NiSource, Inc.	1,928,150
11,730	UGI Corporation	451,019
		6,173,872
	HEALTH CARE FACILITIES & SERVICES - 1.3%
5,262	Encompass Health Corporation	632,545
5,595	Ensign Group, Inc. (The)	963,795
4,457	HealthEquity, Inc.(a)	430,279
17,975	IQVIA Holdings, Inc.(a)	4,694,890
4,226	Labcorp Holdings, Inc.	1,405,821
1,406	Medpace Holdings, Inc.(a)	835,150
2,607	Molina Healthcare, Inc.(a)	518,193
4,401	Tenet Healthcare Corporation(a)	1,170,270
3,030	Universal Health Services, Inc., Class B	516,100
		11,167,043
	HEALTH CARE REIT - 2.3%
19,081	Alexandria Real Estate Equities, Inc.	978,664
9,211	American Healthcare REIT, Inc.	508,539

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE REIT - 2.3% (Continued)
11,407	CareTrust REIT, Inc.	$ 444,303
35,204	Healthpeak Properties, Inc.	732,947
16,004	Omega Healthcare Investors, Inc.	731,703
23,367	Ventas, Inc.	2,130,369
63,647	Welltower, Inc.	15,035,968
		20,562,493
	HOME & OFFICE PRODUCTS - 0.1%
11,373	Somnigroup International, Inc.	736,402

	HOME CONSTRUCTION - 1.1%
2,262	Armstrong World Industries, Inc.	390,376
17,063	DR Horton, Inc.	2,466,627
7,232	Fortune Brands Innovations, Inc.	320,595
15,402	Lennar Corporation, Class A	1,295,462
11,909	Masco Corporation	859,353
3,547	Mohawk Industries, Inc.(a)	454,903
296	NVR, Inc.(a)	1,869,308
11,103	PulteGroup, Inc.	1,402,531
5,436	Toll Brothers, Inc.	779,794
		9,838,949
	HOUSEHOLD PRODUCTS - 0.2%
115,418	Kenvue, Inc.	2,179,092

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
11,219	Mueller Industries, Inc.	700,178
1,630	RBC Bearings, Inc.(a)	805,643
1,007	Valmont Industries, Inc.	472,948
		1,978,769
	INDUSTRIAL REIT - 0.3%
2,779	EastGroup Properties, Inc.	554,411
7,081	First Industrial Realty Trust, Inc.	438,172
24,945	Lineage, Inc.	979,091
13,086	Rexford Industrial Realty, Inc.	484,705

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INDUSTRIAL REIT - 0.3% (Continued)
10,475	STAG Industrial, Inc.	$ 390,194
		2,846,573
	INDUSTRIAL SUPPORT SERVICES - 1.1%
22,378	API Group Corporation(a)	878,337
2,029	Applied Industrial Technologies, Inc.	657,355
12,870	Core & Main, Inc., Class A(a)	552,895
59,579	Fastenal Company	2,937,840
2,785	SiteOne Landscape Supply, Inc.(a)	274,406
9,484	U-Haul Holding Company(a)	638,747
3,438	United Rentals, Inc.	3,568,645
2,176	Watsco, Inc.	674,168
		10,182,393
	INFRASTRUCTURE REIT - 0.4%
22,397	Crown Castle, Inc.	1,705,308
9,723	SBA Communications Corporation, Class A	1,844,064
		3,549,372
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
5,270	Cboe Global Markets, Inc.	1,582,054
12,673	Coinbase Global, Inc., Class A(a)	2,384,045
1,982	Evercore, Inc., Class A	567,704
14,826	Galaxy Digital, Inc., Class A(a)	364,720
3,557	Houlihan Lokey, Inc.	474,113
79,663	Interactive Brokers Group, Inc., Class A	7,750,413
30,987	Intercontinental Exchange, Inc.	4,979,611
21,631	Jefferies Financial Group, Inc.	1,138,656
32,522	Nasdaq, Inc.	3,206,994
2,277	PJT Partners, Inc., Class A	410,748
12,351	Tradeweb Markets, Inc., Class A	1,330,203
		24,189,261
	INSURANCE - 2.7%
26,898	Aflac, Inc.	3,116,133
7,923	American Financial Group, Inc.	1,129,424
17,712	Brown & Brown, Inc.	1,278,275
8,025	Cincinnati Financial Corporation	1,363,448

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 2.7% (Continued)
29,789	Corebridge Financial, Inc.	$ 969,334
5,536	Erie Indemnity Company, Class A	1,414,780
4,193	Globe Life, Inc.	724,005
3,509	Jackson Financial, Inc.	468,206
1,290	Kinsale Capital Group, Inc.	482,331
10,438	Loews Corporation	1,130,331
656	Markel Group, Inc.(a)	1,182,709
12,589	Old Republic International Corporation	525,339
1,675	Primerica, Inc.	481,814
32,632	Progressive Corporation (The)	7,116,386
3,511	Reinsurance Group of America, Inc.	863,846
13,350	Ryan Specialty Holdings, Inc.	563,103
18,966	W R Berkley Corporation	1,281,343
		24,090,807
	LEISURE FACILITIES & SERVICES - 0.5%
2,907	Brinker International, Inc.(a)	664,250
6,626	Cava Group, Inc.(a)	435,660
10,842	Dutch Bros, Inc., Class A(a)	529,740
4,424	Planet Fitness, Inc., Class A(a)	228,278
3,527	Texas Roadhouse, Inc.	689,881
10,390	TKO Group Holdings, Inc.	1,897,318
1,755	Wingstop, Inc.	192,137
		4,637,264
	MACHINERY - 3.6%
4,063	AGCO Corporation	480,694
21,848	Caterpillar, Inc.	17,423,124
3,041	Crane Company	623,618
6,087	Donaldson Company, Inc.	553,247
3,267	ESAB Corporation	246,266
3,308	Federal Signal Corporation	387,036
7,155	Flowserve Corporation	565,889
13,839	Gates Industrial Corp Ltd.(a)	354,002
8,823	Graco, Inc.	683,165
4,018	IDEX Corporation	918,676

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 3.6% (Continued)
20,370	Ingersoll Rand, Inc.	$ 1,569,508
2,714	John Bean Technologies Corporation	317,185
3,007	Lincoln Electric Holdings, Inc.	845,659
2,867	Middleby Corporation (The)(a)	317,778
2,845	Midera Food Processing, Inc.(a)	133,374
2,029	MSA Safety, Inc.	378,956
2,941	Nordson Corporation	946,179
3,549	Regal Rexnord Corporation	562,339
2,609	Snap-on, Inc.	1,007,883
8,467	Stanley Black & Decker, Inc.	815,965
5,530	Toro Company (The)	540,889
13,115	Veralto Corporation	1,292,745
1,776	Watts Water Technologies, Inc., Class A	649,572
8,590	Zurn Elkay Water Solutions Corporation	410,602
		32,024,351
	MEDICAL EQUIPMENT & DEVICES - 2.5%
8,336	Align Technology, Inc.(a)	1,332,009
28,553	Baxter International, Inc.	742,378
1,426	Bio-Rad Laboratories, Inc., Class A(a)	550,607
16,815	Caris Life Sciences, Inc.(a)	428,614
24,027	Dexcom, Inc.(a)	2,187,900
31,971	Edwards Lifesciences Corporation(a)	2,901,369
7,416	Globus Medical, Inc., Class A(a)	603,440
6,245	Guardant Health, Inc.(a)	993,080
4,318	IDEXX Laboratories, Inc.(a)	2,403,788
4,187	Insulet Corporation(a)	622,439
1,151	Mettler-Toledo International, Inc.(a)	1,617,316
2,301	Penumbra, Inc.(a)	743,453
2,682	Repligen Corporation(a)	485,388
7,891	ResMed, Inc.	1,894,629
6,029	Revvity, Inc.	775,751
9,339	Solventum Corporation(a)	850,409
5,191	STERIS PLC	1,207,634
9,151	Tempus AI, Inc., Class A(a)	576,971

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.5% (Continued)
3,640	West Pharmaceutical Services, Inc.	$ 1,241,640
		22,158,815
	METALS & MINING - 1.9%
25,807	Coeur Mining, Inc.	536,269
90,858	Freeport-McMoRan, Inc.	6,881,585
29,390	Hecla Mining Company	583,979
8,976	MP Materials Corporation(a)	491,436
3,248	Royal Gold, Inc.	849,255
37,930	Southern Copper Corporation	7,922,439
		17,264,963
	MORTGAGE FINANCE - 0.3%
63,614	AGNC Investment Corporation	682,578
40,552	Annaly Capital Management, Inc.	929,452
31,019	New Residential Investment Corporation	311,121
20,646	Starwood Property Trust, Inc.	324,142
		2,247,293
	MULTI ASSET CLASS REIT - 0.1%
11,531	WP Carey, Inc.	806,709

	OFFICE REIT - 0.1%
8,548	BXP, Inc.	581,179
10,246	Vornado Realty Trust	382,995
		964,174
	OIL & GAS PRODUCERS - 9.2%
23,473	Antero Midstream Corporation	526,265
15,537	Antero Resources Corporation(a)	597,864
17,427	APA Corporation	751,975
11,521	Cheniere Energy, Inc.	3,360,560
62,074	Devon Energy Corporation	3,011,210
14,666	Diamondback Energy, Inc.	2,940,240
4,929	DT Midstream, Inc.	645,798
30,321	EOG Resources, Inc.	4,395,332
30,494	EQT Corporation	1,652,165
11,122	Expand Energy Corporation	1,091,736

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS PRODUCERS - 9.2% (Continued)
221,925	ExxonMobil Holdings Corporation	$ 35,718,828
14,075	Hess Midstream, L.P., Class A	565,956
9,689	HF Sinclair Corporation	984,499
111,936	Kinder Morgan, Inc.	3,608,817
8,316	Kinetik Holdings, Inc.	455,966
1,018	Murphy USA, Inc.	524,667
50,096	Occidental Petroleum Corporation	3,014,777
33,532	ONEOK, Inc.	3,219,407
13,901	Ovintiv, Inc.	912,601
45,645	Permian Resources Corporation, Class A	1,063,072
11,386	Range Resources Corporation	470,470
10,876	Targa Resources Corporation	3,193,737
3,535	Texas Pacific Land Corporation	1,323,292
15,158	Valero Energy Corporation	5,440,509
121,816	Venture Global, Inc., Class A	1,783,386
18,843	Viper Energy, Inc., Class A	843,978
		82,097,107
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
48,844	Baker Hughes Company	3,104,036
39,858	Halliburton Company	1,468,767
82,234	SLB Ltd.	4,942,264
		9,515,067
	RENEWABLE ENERGY - 0.1%
5,179	First Solar, Inc.(a)	1,045,640

	RESIDENTIAL REIT - 0.9%
20,496	American Homes 4 Rent, Class A	682,517
5,868	Camden Property Trust	620,834
10,406	Equity LifeStyle Properties, Inc.	660,261
20,700	Equity Residential	1,348,398
3,377	Essex Property Trust, Inc.	955,556
33,244	Invitation Homes, Inc.	968,730
6,404	Mid-America Apartment Communities, Inc.	825,155
6,643	Sun Communities, Inc.	806,593

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RESIDENTIAL REIT - 0.9% (Continued)
18,229	UDR, Inc.	$ 673,562
		7,541,606
	RETAIL - CONSUMER STAPLES - 0.5%
404	BJ's Wholesale Club Holdings, Inc.(a)	36,623
1,798	Casey's General Stores, Inc.	1,352,474
12,254	Dollar General Corporation	1,553,194
2,666	Five Below, Inc.(a)	658,075
3,186	Ollie's Bargain Outlet Holdings, Inc.(a)	240,288
6,571	Sprouts Farmers Market, Inc.(a)	539,085
		4,379,739
	RETAIL - DISCRETIONARY - 3.9%
2,056	AutoNation, Inc.(a)	413,770
877	AutoZone, Inc.(a)	2,623,317
7,128	Builders FirstSource, Inc.(a)	473,299
53,297	Carvana Company(a)	3,915,198
760	Dillard's, Inc., Class A	475,737
2,158	FirstCash Holdings, Inc.	462,826
6,709	Floor & Decor Holdings, Inc., Class A(a)	337,261
7,405	Genuine Parts Company	1,004,636
55,034	Home Depot, Inc. (The)	18,041,797
2,625	Lithia Motors, Inc., Class A	964,215
44,247	O'Reilly Automotive, Inc.(a)	3,929,134
3,771	Penske Automotive Group, Inc.	816,761
29,468	Tractor Supply Company	1,028,433
		34,486,384
	RETAIL REIT - 0.8%
5,980	Agree Realty Corporation	432,055
16,344	Brixmor Property Group, Inc.	472,178
9,269	Federal Realty Investment Trust	1,075,482
10,120	NNN REIT, Inc.	457,424
9,945	Regency Centers Corporation	743,588
17,182	Simon Property Group, Inc.	3,648,082
		6,828,809

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SELF-STORAGE REIT - 0.6%
12,257	CubeSmart	$ 486,848
11,718	Extra Space Storage, Inc.	1,653,410
9,644	Public Storage	2,960,612
		5,100,870
	SEMICONDUCTORS - 15.0%
9,733	Astera Labs, Inc.(a)	2,890,506
258,978	Broadcom, Inc.	95,909,914
7,496	Coherent Corp.(a)	2,082,614
7,125	Entegris, Inc.	963,941
58,414	KLA Corporation	10,248,736
6,603	Lattice Semiconductor Corporation(a)	761,590
4,081	MACOM Technology Solutions Holdings, Inc.(a)	1,076,690
35,437	Marvell Technology, Inc.	7,500,595
29,139	Microchip Technology, Inc.	2,140,260
3,142	MKS, Inc.	805,106
2,394	Monolithic Power Systems, Inc.	3,035,041
21,537	ON Semiconductor Corporation(a)	1,595,676
9,079	Qorvo, Inc.(a)	872,310
4,049	Rambus, Inc.(a)	351,008
7,682	Skyworks Solutions, Inc.	514,771
7,292	Teradyne, Inc.	2,550,960
2,535	Universal Display Corporation	210,836
		133,510,554
	SOFTWARE - 7.8%
15,230	Akamai Technologies, Inc.(a)	1,654,283
4,203	American Bitcoin Corporation(a)	33,918
1,983	Appfolio, Inc., Class A(a)	464,438
18,540	Bentley Systems, Inc., Class B	681,345
2,262	CommVault Systems, Inc.(a)	311,070
18,672	CoreWeave, Inc., Class A(a)	1,585,066
17,663	Datadog, Inc., Class A(a)	4,186,838
11,929	DocuSign, Inc.(a)	790,535
16,390	Dynatrace, Inc.(a)	894,730
38,654	Fortinet, Inc.(a)	6,607,127

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 7.8% (Continued)
5,060	Guidewire Software, Inc.(a)	$ 1,036,035
10,965	IonQ, Inc.(a)	431,034
19,385	Klaviyo, Inc., Class A(a)	398,943
3,395	Manhattan Associates, Inc.(a)	757,730
4,466	MongoDB, Inc.(a)	2,024,750
14,205	Nutanix, Inc., A(a)	974,037
106,092	Palantir Technologies, Inc., Class A(a)	19,773,426
3,281	Paycom Software, Inc.	784,487
7,723	Procore Technologies, Inc.(a)	484,387
100,688	QXO, Inc.(a)	1,337,137
11,609	Roper Technologies, Inc.	4,929,646
12,065	Rubrik, Inc., Class A(a)	1,122,528
26,764	SailPoint, Inc.(a)	550,268
33,724	Samsara, Inc., Class A(a)	1,377,625
10,642	ServiceTitan, Inc., Class A(a)	1,043,342
17,986	Snowflake, Inc., Class A(a)	5,961,100
12,880	SS&C Technologies Holdings, Inc.	1,068,654
15,347	Strategy, Inc., Class A(a)	2,040,230
2,457	Tyler Technologies, Inc.(a)	914,545
25,427	Unity Software, Inc.(a)	1,070,477
8,218	Veeva Systems, Inc., Class A(a)	2,347,800
9,743	Waystar Holding Corporation(a)	255,072
7,739	Zscaler, Inc.(a)	1,457,912
		69,350,515
	SPECIALTY FINANCE - 0.3%
7,845	BitMine Immersion Technologies, Inc.	198,635
12,059	MGIC Investment Corporation	369,608
6,825	OneMain Holdings, Inc.	426,290
62,184	SoFi Technologies, Inc.(a)	1,111,850
6,775	Upstart Holdings, Inc.(a)	194,307
90,446	UWM Holdings Corporation	131,147
		2,431,837

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY REIT - 0.1%
5,618	Lamar Advertising Company, Class A	$ 837,138

	STEEL - 0.9%
2,688	Carpenter Technology Corporation	1,280,617
6,036	Commercial Metals Company	407,249
12,865	Nucor Corporation	3,211,618
2,939	Reliance, Inc.	1,128,723
7,498	Steel Dynamics, Inc.	1,744,185
		7,772,392
	TECHNOLOGY HARDWARE - 5.3%
63,265	Arista Networks, Inc.(a)	12,380,328
2,817	Arrow Electronics, Inc.(a)	575,879
6,072	Ciena Corporation(a)	2,324,362
9,419	Credo Technology Group Holding Ltd.(a)	2,130,484
5,134	Dolby Laboratories, Inc., Class A	316,049
16,417	Everpure, Inc., Class A(a)	1,525,960
19,100	Flex Ltd.(a)	2,086,675
1,174	InterDigital, Inc.	393,325
5,440	Jabil, Inc.	1,660,614
4,802	Sandisk Corporation(a)	7,523,293
26,324	Super Micro Computer, Inc.(a)	981,359
2,818	Ubiquiti, Inc.	1,662,676
30,064	Western Digital Corporation	13,545,336
		47,106,340
	TECHNOLOGY SERVICES - 3.3%
20,267	Affirm Holdings, Inc., Class A(a)	1,508,878
6,076	Amdocs Ltd.	383,153
22,007	Automatic Data Processing, Inc.	6,297,523
1,111	CACI International, Inc., Class A(a)	692,164
7,311	CDW Corporation	1,108,201
23,553	Chime Financial, Inc., Class A(a)	779,840
4,013	Corpay, Inc.(a)	1,622,456
23,220	CoStar Group, Inc.(a)	744,665
3,181	EPAM Systems, Inc.(a)	374,817

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 3.3% (Continued)
12,551	Equifax, Inc.	$ 2,374,147
8,504	ExlService Holdings, Inc.(a)	323,832
1,288	Fair Isaac Corporation(a)	1,477,606
9,719	Genpact Ltd.	369,128
4,174	Jack Henry & Associates, Inc.	700,856
13,468	Kyndryl Holdings, Inc.(a)	181,145
2,044	MarketAxess Holdings, Inc.	332,416
8,073	MSCI, Inc.	4,606,777
20,292	Paychex, Inc.	2,583,983
5,306	Shift4 Payments, Inc., Class A(a)	224,338
34,386	Toast, Inc., Class A(a)	1,172,219
8,010	Verisk Analytics, Inc.	1,552,178
		29,410,322
	TELECOMMUNICATIONS - 0.1%
15,600	AST SpaceMobile, Inc.(a)	921,960

	TRANSPORTATION & LOGISTICS - 3.3%
5,944	CH Robinson Worldwide, Inc.	889,579
89,790	CSX Corporation	4,535,293
37,668	Delta Air Lines, Inc.	2,938,104
7,106	Expeditors International of Washington, Inc.	1,347,653
11,914	FedEx Corporation	3,900,644
5,897	Fedex Freight Holding Company, Inc.(a)	788,665
5,449	JB Hunt Transport Services, Inc.	1,446,546
9,252	Knight-Swift Transportation Holdings, Inc.	633,855
10,862	Norfolk Southern Corporation	3,723,385
11,901	Old Dominion Freight Line, Inc.	2,379,724
2,131	Ryder System, Inc.	520,944
1,492	Saia, Inc.(a)	529,854
46,903	United Parcel Service, Inc., Class B	4,888,699
6,399	XPO, Inc.(a)	1,241,342
		29,764,287
	TRANSPORTATION EQUIPMENT - 0.5%
4,672	Allison Transmission Holdings, Inc.	587,317

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares				Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION EQUIPMENT - 0.5% (Continued)
27,825	PACCAR, Inc.			$ 3,453,917
				4,041,234
	WHOLESALE - CONSUMER STAPLES - 0.5%
26,504	Archer-Daniels-Midland Company			2,154,510
10,960	Bunge Global S.A.			1,273,662
8,299	Performance Food Group Company(a)			823,012
				4,251,184
	WHOLESALE - DISCRETIONARY - 0.3%
55,351	Copart, Inc.(a)			1,826,030
2,131	Pool Corporation			397,474
				2,223,504

	TOTAL COMMON STOCKS (Cost $747,584,491)			884,436,672

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
9,894	TPG, Inc. - CVR (Cost $0)	12/31/2027	$3	–

	TOTAL INVESTMENTS - 99.5% (Cost $747,584,491)			$ 884,436,672
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			4,570,450
	NET ASSETS - 100.0%			$ 889,007,122

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.